Equity - Reconciliation of net profit and shareholders' equity of parent company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Separate to consolidated reconciliation
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Net profit	€ (10,660)	€ (2,800)
- difference between purchase cost and underlying carrying amounts of net equity, Net profit	(6)	(6)
- adjustments to comply with Group accounting policies, Net profit	264	(348)
- elimination of unrealized intercompany profits, Net profit	88	(74)
- deferred taxation, Net profit	79	405
Profit (loss)	(8,628)	155	€ 4,137
Non-controlling interest, Net profit	(7)	(7)	(11)
Profit (loss), attributable to owners of parent	(8,635)	148	4,126
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Shareholders' equity	(8,839)	5,211
- difference between purchase cost and underlying carrying amounts of net equity, Shareholders' equity	193	202
- adjustments to comply with Group accounting policies, Shareholders' equity	2,086	1,424
- elimination of unrealized intercompany profits, Shareholders' equity	(478)	(593)
- deferred taxation, Shareholders' equity	(176)	20
Equity.	37,493	47,900	€ 51,073	€ 48,079
Non-controlling interest	(78)	(61)
As recorded in Consolidated Financial Statements, Shareholders' equity	37,415	47,839
Eni SpA's Financial Statements
Separate to consolidated reconciliation
Profit (loss)	1,607	2,978
Equity.	€ 44,707	€ 41,636